Disclosure of New Standards in the Period Prior to their Adoption	12 Months Ended
Dec. 31, 2021
Disclosure of new ifrs in the period [abstract]
DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

Note 4: - Disclosure of New Standards in the Period Prior to Their Adoption

a.	Amendment to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current

In January 2020, the IASB issued an amendment to IAS 1, “Presentation of Financial Statements” (“the Amendment”) regarding the criteria for determining the classification of liabilities as current or non-current. The Amendment replaces certain requirements for classifying liabilities as current or non-current. Thus for example, according to the Amendment, a liability will be classified as non-current when the entity has the right to defer settlement for at least 12 months after the reporting period, and it “has substance” and is in existence at the end of the reporting period, this instead of the requirement that there be an “unconditional” right. According to the Amendment, a right is in existence at the reporting date only if the entity complies with conditions for deferring settlement at that date. Furthermore, the Amendment clarifies that the conversion option of a liability will affect its classification as current or non-current, other than when the conversion option is recognized as equity.

The Amendment is effective for reporting periods beginning on or after January 1, 2023 with earlier application being permitted. The Amendment is applicable retrospectively, including an amendment to comparative data.

The Company has not yet commenced examining the effects of applying the Amendment on the financial statements.

b.	Amendment to IAS 37, Provisions, Contingent Liabilities and Contingent Assets

In May 2020, the IASB issued an amendment to IAS 37, regarding which costs a company should include when assessing whether a contract is onerous (“the Amendment”). According to the Amendment, when assessing whether a contract is onerous, the costs of fulfilling a contract that should be taken into consideration are costs that relate directly to the contract, which include as follows:

- Incremental costs; and

- An allocation of other costs that relate directly to fulfilling a contract (such as depreciation expenses for fixed assets used in fulfilling that contract and other contracts).

The Amendment is effective retrospectively for annual periods beginning on or after January 1, 2022, in respect of contracts where the entity has not yet fulfilled all its obligations. Early application is permitted. Upon application of the Amendment, the entity will not restate comparative data, but will adjust the opening balance of retained earnings at the date of initial application, by the amount of the cumulative effect of the Amendment.

The Company believes that the adoption of the Amendment will not have an effect on its financial statements.

c.	Amendment to IAS 16, Property, Plant and Equipment

In May 2020, the IASB issued an amendment to IAS 16, “Property, Plant and Equipment” (“the Amendment”) The Amendment annuls the requirement by which in the calculation of costs directly attributable to fixed assets, the net proceeds from selling certain items that were produced while the Company tested the functioning of the asset should be deducted (such as samples that were produced when testing the equipment). Instead, such proceeds shall be recognized in profit or loss according to the relevant standards and the cost of the sold items will be measured according to the measurement requirements of IAS 2, Inventories.

The Amendment is effective for annual periods beginning on or after January 1, 2022. Early application is permitted. The Amendment shall be applied on a retrospective basis, including an amendment of comparative data, only with respect to fixed asset items that have been brought to the location and condition required for them to operate in the manner intended by management subsequent to the earliest reporting period presented at the date of initial application of the Amendment. The cumulative effect of the Amendment will adjust the opening balance of retained earnings for the earliest reporting period presented.

The Company believes that the adoption of the Amendment will not have an effect on its financial statements.

d.	Amendment to IFRS 3, Business Combinations

The Amendment replaces the requirement to recognize liabilities from business combinations in accordance with the conceptual framework, the reason being that the interaction between those instructions and the guidance provided in IAS 37 regarding recognition of liabilities was unclear in certain cases.

The Amendment adds an exception to the principle for recognizing liabilities in IFRS 3. According to the exception, contingent liabilities are to be recognized according to the requirements of IAS 37 and IFRIC 21 and not according to the conceptual framework. The Amendment prevents differences in the timing of recognizing liabilities that could have led to the recognition of gains and losses immediately after the business combination (day 2 gain or loss). The Amendment also clarifies that contingent assets are not to be recognized on the date of the business combination.

The amendments are effective for annual reporting periods beginning on or after 1 January 2022 and apply prospectively.

The Company believes that the adoption of the Amendment will not have an effect on its financial statements.

e.	Amendment to IAS 12, Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction

The Amendment narrows the scope of the exemption from recognizing deferred taxes as a result of temporary differences created at the initial recognition of assets and/or liabilities, so that it does not apply to transactions that give rise to equal and offsetting temporary differences.

As a result, companies will need to recognize a deferred tax asset or a deferred tax liability for these temporary differences at the initial recognition of transactions that give rise to equal and offsetting temporary differences, such as lease transactions and provisions for decommissioning and restoration.

The Amendment is effective for annual periods beginning on or after January 1, 2023, by amending the opening balance of the retained earnings or adjusting a different component of equity in the period the Amendment was first adopted.

Earlier application is permitted.

The Company believes that the adoption of the Amendment will not have an effect on its financial statements.